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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2002

Check Here if Amendment / /;            Amendment Number:
                                                          ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         PEGASUS INVESTMENTS, INC.
   Address:      141 PORTLAND STREET, SUITE 300
                 BOSTON, MA 02114

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    BRIAN M.O. KOPPERL
Title:   MANAGING DIRECTOR
Phone:   (617) 367-8500

Signature, Place, and Date of Signing:

      /s/ BRIAN M.O. KOPPERL             BOSTON, MA          11/5/02
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     36

Form 13F Information Table Value Total:     $82,258 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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COLUMN 1                                            COLUMN 2                 COLUMN 3              COLUMN 4
----------------------------------------------------------------------------------------------------------------
                                                                                                    VALUE
NAME OF ISSUER                                   TITLE OF CLASS               CUSIP                (X1000)
----------------------------------------------------------------------------------------------------------------
AT&T CORP                                              COM                   1957109                 6033
AMERICAN FINL HLDGS                                    COM                   26075101                1549
AMERICAN WTR WKS INC                                   COM                   30411102                4373
BANK OF THE NORTHWEST                                  COM                   64206105                445
BANK UTD CORP LITIGATN CONT                           RIGHT                  65416117                 9
CENTENNIAL BANCORP                                     COM                  15133T104                1651
CHEMFIRST INC                                          COM                  16361A106                5086
DAVE & BUSTERS INC                                     COM                  23833N104                1561
DIGENE CORP                                            COM                  253752109                652
DOLE FOOD INC                                          COM                  256605106                1342
DREYERS GRAND ICE CREAM                                COM                  261878102                3759
DREYERS GRA DEC 70 C                                   OPT                  2618789L8                 44
ELAN PLC                                              RIGHT                 G29539148                 13
FEI CO                                                 COM                  30241L109                2958
GOLDEN ST BANCORP INC.                                 COM                  381197102                5343
HERSHEY FOODS CORP OCT 85 C                            OPT                  4278669J9                 1
HERSHEY FOODS CORP OCT 75 P                            OPT                  4278669V2                133
HERSHEY FOODS CORP NOV 85 C                            OPT                  4278669K6                 1
HERSHEY FOODS CORP NOV 75 P                            OPT                  4278669W0                270
HOLLYWOOD CASINO CORP                                 CL A                  436132203                2138
MISSISSIPPI VY BANC SHARES                             COM                  605720101                2233
MONSANTO OCT 20 P                                      OPT                  61166W9V5                 37
PAYPAL INC                                             COM                  704508100                3892
PENNZOIL-QUAKER STATE CO.                              COM                  709323109                7308
PHARMACIA CORP                                         COM                  71713U102                5253
PURE RES INC                                           COM                  7.46E+106                2677
READERS DIGEST ASSN INC                               CL B                  755267200                1405
SPEEDFAM-IPEC INC                                      COM                  847705100                2213
SYNCOR INTL CORP DEL                                   COM                  87157J106                4972
TRW INC                                                COM                  872649108                5377
TICKETMASTER                                          CL B                  88633P203                590
UNILAB CORP NEW                                        COM                  904763208                1941
UNIVISION COMMUNICATIONS INS                          CL A                  914906102                3150
VIB CORP                                               COM                  91823H106                1215
VEECO INSTRS INC DEL                                   COM                  922417100                466
WARREN BANCORP INC                                     COM                  934710104                2168

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COLUMN 1                                    COLUMN 5                        COLUMN 6       COLUMN 7              COLUMN 8
-------------------------------------------------------------------------------------------------------------------------------
                                             SHRS OR          SH/ PUT/       INVSTMT     OTHER             VOTONG AUTHORITY
NAME OF ISSUER                               PRN AMT          PRN CALL       DSCRETN    MANAGERS       SOLE     SHARED     NONE
-------------------------------------------------------------------------------------------------------------------------------
AT&T CORP                                    502308              SH            SOLE                   502308
AMERICAN FINL HLDGS                           52969              SH            SOLE                   52969
AMERICAN WTR WKS INC                          97925              SH            SOLE                   97925
BANK OF THE NORTHWEST                         20082              SH            SOLE                   20082
BANK UTD CORP LITIGATN CONT                  149477              SH            SOLE                   149477
CENTENNIAL BANCORP                           190156              SH            SOLE                   190156
CHEMFIRST INC                                176830              SH            SOLE                   176830
DAVE & BUSTERS INC                           139233              SH            SOLE                   139233
DIGENE CORP                                   82490              SH            SOLE                   82490
DOLE FOOD INC                                 46245              SH            SOLE                   46245
DREYERS GRAND ICE CREAM                       53810              SH            SOLE                   53810
DREYERS GRA DEC 70 C                           200              CALL           SOLE                    200
ELAN PLC                                     2515550             SH            SOLE                  2515550
FEI CO                                       204719              SH            SOLE                   204719
GOLDEN ST BANCORP INC.                       165325              SH            SOLE                   165325
HERSHEY FOODS CORP OCT 85 C                    100              CALL           SOLE                    100
HERSHEY FOODS CORP OCT 75 P                    100               PUT           SOLE                    100
HERSHEY FOODS CORP NOV 85 C                    200              CALL           SOLE                    200
HERSHEY FOODS CORP NOV 75 P                    200               PUT           SOLE                    200
HOLLYWOOD CASINO CORP                        177008              SH            SOLE                   177008
MISSISSIPPI VY BANC SHARES                    44825              SH            SOLE                   44825
MONSANTO OCT 20 P                              73                PUT           SOLE                     73
PAYPAL INC                                   186135              SH            SOLE                   186135
PENNZOIL-QUAKER STATE CO.                    332647              SH            SOLE                   332647
PHARMACIA CORP                               135105              SH            SOLE                   135105
PURE RES INC                                 119494              SH            SOLE                   119494
READERS DIGEST ASSN INC                       75848              SH            SOLE                   75848
SPEEDFAM-IPEC INC                            596619              SH            SOLE                   596619
SYNCOR INTL CORP DEL                         154851              SH            SOLE                   154851
TRW INC                                       91842              SH            SOLE                   91842
TICKETMASTER                                  38693              SH            SOLE                   38693
UNILAB CORP NEW                               92542              SH            SOLE                   92542
UNIVISION COMMUNICATIONS INS                 138153              SH            SOLE                   138153
VIB CORP                                      81149              SH            SOLE                   81149
VEECO INSTRS INC DEL                          43153              SH            SOLE                   43153
WARREN BANCORP INC                           138793              SH            SOLE                   138793

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